UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-227784-05

Central Index Key Number of the issuing entity: 0001793856

UBS Commercial Mortgage Trust 2019-C18

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-227784

Central Index Key Number of the depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.

(Exact name of depositor as specified in its charter)

UBS AG acting through its Branch located at 1285 Avenue of the Americas, New York, New York
(Central Index Key Number 0001685185)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

Rialto Real Estate Fund IV – Debt, LP

(Central Index Key Number 0001788190)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number 0001558761)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

Nicholas Galeone, (212) 713-8832

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp. (Depositor)

Date: December 4, 2019	/s/ Nicholas Galeone
By: Nicholas Galeone, President (senior officer in charge of securitization of the depositor)

/s/ David Schell
By: David Schell, Managing Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document